Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) $ in Thousands, € in Millions, £ in Millions													12 Months Ended
	Aug. 01, 2025 USD ($)	Jun. 18, 2025 USD ($)	Mar. 24, 2025 USD ($)	Oct. 11, 2024 USD ($)	Sep. 17, 2024 USD ($)	Jun. 10, 2024 USD ($)	Jun. 10, 2024 GBP (£)	Apr. 19, 2024 USD ($)	Apr. 19, 2024 EUR (€)	Mar. 28, 2024 USD ($)	Apr. 20, 2023 USD ($)	Feb. 14, 2023 USD ($)	Jan. 31, 2026 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)
Fiscal 2026 Acquisitions
Acquisition
Cash, net of cash acquired related to acquisition													$ 151,620
Consideration payable													2,172
Contingent consideration													3,597
Net working capital adjustments (receivable) / payable													(233)
Purchase price consideration													157,156
Allocated to:
Current assets, excluding cash acquired													4,163
Deferred income tax asset													7,510
Other long-term assets													686
Current liabilities													(2,877)
Deferred revenue													(8,488)
Net tangible assets (liabilities) assumed													994
Goodwill													72,662
Fiscal 2026 Acquisitions | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired													39,600
Fiscal 2026 Acquisitions | Existing technologies
Allocated to:
Finite-lived intangible assets acquired													43,200
Fiscal 2026 Acquisitions | Trade names
Allocated to:
Finite-lived intangible assets acquired													450
Fiscal 2026 Acquisitions | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired													250
3GTMS
Acquisition
Cash, net of cash acquired related to acquisition			$ 112,700										112,714
Net working capital adjustments (receivable) / payable													(123)
Purchase price consideration													112,591
Allocated to:
Current assets, excluding cash acquired													3,773
Deferred income tax asset													7,510
Other long-term assets													686
Current liabilities													(2,732)
Deferred revenue													(6,811)
Net tangible assets (liabilities) assumed													2,426
Goodwill													50,115
3GTMS | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired													29,000
3GTMS | Existing technologies
Allocated to:
Finite-lived intangible assets acquired													30,700
3GTMS | Trade names
Allocated to:
Finite-lived intangible assets acquired													350
PackageRoute
Acquisition
Cash, net of cash acquired related to acquisition		$ 1,900											1,890
Net working capital adjustments (receivable) / payable													(38)
Purchase price consideration													1,852
Allocated to:
Current assets, excluding cash acquired													4
Current liabilities													(84)
Deferred revenue													(68)
Net tangible assets (liabilities) assumed													(148)
PackageRoute | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired													2,000
Finale Inventory
Acquisition
Cash, net of cash acquired related to acquisition	$ 39,200												37,016
Consideration payable													2,172
Contingent consideration													3,597
Net working capital adjustments (receivable) / payable													(72)
Purchase price consideration													42,713
Allocated to:
Current assets, excluding cash acquired													386
Current liabilities													(61)
Deferred revenue													(1,609)
Net tangible assets (liabilities) assumed													(1,284)
Goodwill													22,547
Finale Inventory | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired													8,600
Finale Inventory | Existing technologies
Allocated to:
Finite-lived intangible assets acquired													12,500
Finale Inventory | Trade names
Allocated to:
Finite-lived intangible assets acquired													100
Finale Inventory | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired													$ 250
Fiscal 2025 acquisitions
Acquisition
Cash, net of cash acquired related to acquisition														$ 290,204
Contingent consideration														7,043
Net working capital adjustments (receivable) / payable														308
Purchase price consideration														297,555
Allocated to:
Current assets, excluding cash acquired														10,130
Deferred income tax asset														77
Right-of-use assets														245
Other long-term assets														25
Current liabilities														(4,047)
Deferred revenue														(13,981)
Lease obligations														(245)
Deferred income tax liability														(18,169)
Net tangible assets (liabilities) assumed														(25,965)
Goodwill														180,951
Fiscal 2025 acquisitions | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired														61,573
Fiscal 2025 acquisitions | Existing technologies
Allocated to:
Finite-lived intangible assets acquired														76,821
Fiscal 2025 acquisitions | Trade names
Allocated to:
Finite-lived intangible assets acquired														2,223
Fiscal 2025 acquisitions | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired														1,952
Fiscal 2024 Acquisitions
Acquisition
Cash, net of cash acquired related to acquisition															$ 142,700
Contingent consideration															19,550
Net working capital adjustments (receivable) / payable															453
Purchase price consideration															162,703
Allocated to:
Current assets, excluding cash acquired															3,864
Right-of-use assets															144
Current liabilities															(3,535)
Deferred revenue															(1,601)
Lease obligations															(144)
Net tangible assets (liabilities) assumed															(1,272)
Goodwill															83,704
Fiscal 2024 Acquisitions | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired															29,400
Fiscal 2024 Acquisitions | Existing technologies
Allocated to:
Finite-lived intangible assets acquired															48,771
Fiscal 2024 Acquisitions | Trade names
Allocated to:
Finite-lived intangible assets acquired															1,100
Fiscal 2024 Acquisitions | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired															1,000
OCR
Acquisition
Cash, net of cash acquired related to acquisition										$ 82,800				82,849
Net working capital adjustments (receivable) / payable														160
Purchase price consideration														83,009
Allocated to:
Current assets, excluding cash acquired														4,666
Deferred income tax asset														77
Right-of-use assets														59
Other long-term assets														13
Current liabilities														(907)
Deferred revenue														(11,145)
Lease obligations														(59)
Deferred income tax liability														(13,107)
Net tangible assets (liabilities) assumed														(20,403)
Goodwill														52,112
OCR | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired														24,200
OCR | Existing technologies
Allocated to:
Finite-lived intangible assets acquired														25,000
OCR | Trade names
Allocated to:
Finite-lived intangible assets acquired														1,500
OCR | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired														600
ASD
Acquisition
Cash, net of cash acquired related to acquisition								$ 62,500	€ 58.7					62,522
Net working capital adjustments (receivable) / payable														124
Purchase price consideration														62,646
Allocated to:
Current assets, excluding cash acquired														4,445
Other long-term assets														6
Current liabilities														(1,108)
Deferred revenue														(330)
Deferred income tax liability														(3,319)
Net tangible assets (liabilities) assumed														(306)
Goodwill														35,604
ASD | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired														12,247
ASD | Existing technologies
Allocated to:
Finite-lived intangible assets acquired														14,377
ASD | Trade names
Allocated to:
Finite-lived intangible assets acquired														298
ASD | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired														426
BoxTop
Acquisition
Cash, net of cash acquired related to acquisition						$ 12,100	£ 9.5							12,111
Net working capital adjustments (receivable) / payable														(19)
Purchase price consideration														12,092
Allocated to:
Current assets, excluding cash acquired														58
Right-of-use assets														186
Other long-term assets														1
Current liabilities														(488)
Deferred revenue														(454)
Lease obligations														(186)
Deferred income tax liability														(1,743)
Net tangible assets (liabilities) assumed														(2,626)
Goodwill														7,747
BoxTop | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired														2,926
BoxTop | Existing technologies
Allocated to:
Finite-lived intangible assets acquired														3,944
BoxTop | Trade names
Allocated to:
Finite-lived intangible assets acquired														25
BoxTop | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired														76
MCP
Acquisition
Cash, net of cash acquired related to acquisition					$ 22,500									22,508
Contingent consideration														1,679
Net working capital adjustments (receivable) / payable														(225)
Purchase price consideration														23,962
Allocated to:
Current assets, excluding cash acquired														17
Current liabilities														(1,168)
Deferred revenue														(1,816)
Net tangible assets (liabilities) assumed														(2,967)
Goodwill														13,429
MCP | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired														4,900
MCP | Existing technologies
Allocated to:
Finite-lived intangible assets acquired														8,300
MCP | Trade names
Allocated to:
Finite-lived intangible assets acquired														150
MCP | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired														150
Sellercloud
Acquisition
Cash, net of cash acquired related to acquisition				$ 110,200										110,214
Contingent consideration														5,364
Net working capital adjustments (receivable) / payable														268
Purchase price consideration														115,846
Allocated to:
Current assets, excluding cash acquired														944
Other long-term assets														5
Current liabilities														(376)
Deferred revenue														(236)
Net tangible assets (liabilities) assumed														337
Goodwill														72,059
Sellercloud | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired														17,300
Sellercloud | Existing technologies
Allocated to:
Finite-lived intangible assets acquired														25,200
Sellercloud | Trade names
Allocated to:
Finite-lived intangible assets acquired														250
Sellercloud | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired														$ 700
GroundCloud
Acquisition
Cash, net of cash acquired related to acquisition												$ 136,800			136,843
Contingent consideration															19,550
Net working capital adjustments (receivable) / payable															458
Purchase price consideration															156,851
Allocated to:
Current assets, excluding cash acquired															3,245
Right-of-use assets															144
Current liabilities															(3,308)
Deferred revenue															(136)
Lease obligations															(144)
Net tangible assets (liabilities) assumed															(199)
Goodwill															82,750
GroundCloud | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired															29,400
GroundCloud | Existing technologies
Allocated to:
Finite-lived intangible assets acquired															42,800
GroundCloud | Trade names
Allocated to:
Finite-lived intangible assets acquired															1,100
GroundCloud | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired															1,000
Localz
Acquisition
Cash, net of cash acquired related to acquisition											$ 5,900				5,857
Net working capital adjustments (receivable) / payable															(5)
Purchase price consideration															5,852
Allocated to:
Current assets, excluding cash acquired															619
Current liabilities															(227)
Deferred revenue															(1,465)
Net tangible assets (liabilities) assumed															(1,073)
Goodwill															954
Localz | Existing technologies
Allocated to:
Finite-lived intangible assets acquired															$ 5,971